Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 80	$ 78	$ 75
Administrative expenses [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	61	53	54
Cost of sales [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	19	25	21
System Fund [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 45	$ 36	$ 31